Rule 497(j)
                                             Reg. No. 33-64597


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Equity Trust, Select 10
Industrial Portfolio 96-1, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         DEAN WITTER SELECT EQUITY TRUST,
                         SELECT 10 INDUSTRIAL PORTFOLIO 96-1

                         By:  Dean Witter Reynolds Inc.
                              (Depositor)


                              Michael D. Browne
                              Michael D. Browne
                              Authorized Signatory